Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005476 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005476 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005476 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005476 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005476 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005476 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005476 | Top10HoldingVisaBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005476 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005476 | Top10HoldingKLABNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005476 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005476 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000005476 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000005476 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000005476 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005476 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005476 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005476 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005476 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005476 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005476 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012105 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000012105 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012105 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000012105 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012105 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012105 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012105 | Top10HoldingVisaBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012105 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012105 | Top10HoldingKLABNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012105 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012105 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000012105 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000012105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000012105 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000012105 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000012105 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000012105 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012105 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012105 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012105 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166319 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000166319 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166319 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166319 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166319 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166319 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166319 | Top10HoldingVisaBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166319 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166319 | Top10HoldingKLABNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166319 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166319 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000166319 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000166319 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000166319 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000166319 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166319 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000166319 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166319 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166319 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166319 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256316 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000256316 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000256316 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000256316 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000256316 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256316 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000256316 | Top10HoldingVisaBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000256316 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256316 | Top10HoldingKLABNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256316 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000256316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000256316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000256316 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000256316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000256316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000256316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000256316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000256316 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256316 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.10%